Deferred Contract Acquisition and Contract Fulfillment Costs	12 Months Ended
Dec. 31, 2019
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Deferred Contract Acquisition and Contract Fulfillment Costs
11. Deferred Contract Acquisition and Contract Fulfillment Costs
The following table represents a rollforward of the Company’s deferred contract acquisition costs:

	December 31,
	2018	2019
Beginning balance	$2,162	$2,614
Additions to deferred contract acquisition costs	1,198	1,217
Amortization of deferred contract acquisition costs	(746)	(1,062)

Ending balance	$2,614	$2,769
Deferred contract acquisition costs, current	$867	$1,130
Deferred contract acquisition costs, noncurrent	1,747	1,639

Total	$2,614	$2,769

The following table represents a rollforward of the Company’s deferred contract fulfillment costs:

	December 31,
	2018	2019
Beginning balance	$700	$1,800
Additions to deferred contract fulfillment costs	1,674	993
Amortization of deferred contract fulfillment costs	(574)	(707)

Ending balance	$1,800	$2,086
Deferred contract fulfillment costs, current	$1,494	$714
Deferred contract fulfillment costs, noncurrent	306	1,372

Total	$1,800	$2,086